CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares	Additional Paid-In Capital	Treasury Stock	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Equity	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2009	$ 13	$ 123,991		$ 2,630	$ (101,515)	$ 958	$ 26,077	$ (344)	$ 25,733
Beginning Balance (in shares) at Dec. 31, 2009	13,017,283
Shares issued for cash (in shares)	2,000,000
Shares issued for cash	2	66,240					66,242		66,242
Exercise of warrants (in shares)	2,059,127
Exercise of warrants	2	10,294					10,296		10,296
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)	2,603,456
Shares issued to AutoChina Group Inc's former shareholders for earn out shares	3	(3)
Share repurchase (in shares)			(64,100)
Share repurchase			(1,630)				(1,630)		(1,630)
Stock retired (in shares)	(64,100)		64,100
Stock retired		(1,630)	1,630
Other comprehensive income:
Foreign currency translation adjustments						6,303	6,303		6,303
Stock-based compensation		3,281					3,281		3,281
Reclassification from liability of the obligation to issue shares for earn-out obligation		84,600					84,600		84,600
Appropriations to statutory reserves				3,762	(3,762)
Net income (loss)					(62,300)		(62,300)	449	(61,851)
Ending Balance at Dec. 31, 2010	20	286,773		6,392	(167,577)	7,261	132,869	105	132,974
Ending Balance (in shares) at Dec. 31, 2010	19,615,766
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)	3,923,153
Shares issued to AutoChina Group Inc's former shareholders for earn out shares	4	(4)
Other comprehensive income:
Foreign currency translation adjustments						15,307	15,307		15,307
Stock-based compensation		2,914					2,914		2,914
Reclassification from liability of the obligation to issue shares for earn-out obligation		90,400					90,400		90,400
Appropriations to statutory reserves				6,744	(6,744)
Disposal of subsidiaries		24,662		(120)			24,542	(81)	24,461
Net income (loss)					25,151		25,151	(24)	25,127
Ending Balance at Dec. 31, 2011	24	404,745		13,016	(149,170)	22,568	291,183		291,183
Ending Balance (in shares) at Dec. 31, 2011	23,538,919
Other comprehensive income:
Foreign currency translation adjustments						402	402		402
Stock-based compensation		4,553					4,553		4,553
Dividend					(5,885)		(5,885)		(5,885)
Appropriations to statutory reserves				3,981	(3,981)
Capital distribution		(85,442)					(85,442)		(85,442)
Net income (loss)					23,549		23,549		23,549
Ending Balance at Dec. 31, 2012	$ 24	$ 323,856		$ 16,997	$ (135,487)	$ 22,970	$ 228,360		$ 228,360
Ending Balance (in shares) at Dec. 31, 2012	23,538,919